RULE 497(e)
FILE NO. 333-14725


Supplement Dated January 25, 2002 to the
Prospectus Dated August 28, 2001
__________


NUVEEN HIGH YIELD MUNICIPAL
BOND FUND
a series of

NUVEEN MUNICIPAL TRUST
__________

John V. Miller, who has co-managed the
Nuveen High Yield Municipal Bond Fund
since 2000, is now the sole portfolio manager.